Form N-1A Supplement	Sep. 30, 2025
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
BARON INVESTMENT FUNDS TRUST®
Supplement to the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) dated January 28, 2026, as supplemented
The Summary Prospectus, Prospectus and SAI are hereby revised as follows:
Effective June 1, 2026, Baron Growth Fund’s name will change to Baron Generational Growth Fund. Accordingly, effective June 1, 2026, all references to Baron Growth Fund (the “Fund”) in the Fund’s Summary Prospectus, Prospectus and Statement of Additional Information will be replaced with Baron Generational Growth Fund.
The Summary Prospectus and Prospectus are hereby revised as follows:
Effective June 1, 2026, the principal investment strategies of Baron Generational Growth Fund (the “Fund”) are hereby replaced in their entirety by the following:
Principal Investment Strategies of the Fund
The Fund is a diversified fund that, under normal circumstances, invests primarily in equity securities of U.S. small-sized growth companies. BAMCO, Inc. (“BAMCO” or the “Adviser”) defines small-sized companies as those, at the time of purchase, with market capitalizations up to the largest market cap stock in the Russell 2000 Growth Index at reconstitution. The Adviser seeks to invest in businesses it believes have significant opportunities for growth, sustainable competitive advantages, exceptional management, and an attractive valuation. Because of its long-term approach, the Fund could have a significant percentage of its assets invested in securities that have appreciated beyond their market capitalizations at the time of the Fund’s investment, and the Fund may continue to add to its investments in those securities even if their market capitalizations exceed the largest market cap stock in the Russell 2000 Growth Index at reconstitution.

BARON GROWTH FUND
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
BARON INVESTMENT FUNDS TRUST®
Supplement to the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) dated January 28, 2026, as supplemented
The Summary Prospectus, Prospectus and SAI are hereby revised as follows:
Effective June 1, 2026, Baron Growth Fund’s name will change to Baron Generational Growth Fund. Accordingly, effective June 1, 2026, all references to Baron Growth Fund (the “Fund”) in the Fund’s Summary Prospectus, Prospectus and Statement of Additional Information will be replaced with Baron Generational Growth Fund.
The Summary Prospectus and Prospectus are hereby revised as follows:
Effective June 1, 2026, the principal investment strategies of Baron Generational Growth Fund (the “Fund”) are hereby replaced in their entirety by the following:
Principal Investment Strategies of the Fund
The Fund is a diversified fund that, under normal circumstances, invests primarily in equity securities of U.S. small-sized growth companies. BAMCO, Inc. (“BAMCO” or the “Adviser”) defines small-sized companies as those, at the time of purchase, with market capitalizations up to the largest market cap stock in the Russell 2000 Growth Index at reconstitution. The Adviser seeks to invest in businesses it believes have significant opportunities for growth, sustainable competitive advantages, exceptional management, and an attractive valuation. Because of its long-term approach, the Fund could have a significant percentage of its assets invested in securities that have appreciated beyond their market capitalizations at the time of the Fund’s investment, and the Fund may continue to add to its investments in those securities even if their market capitalizations exceed the largest market cap stock in the Russell 2000 Growth Index at reconstitution.